[EATON VANCE LOGO]

[PHOTO OF STATUE OF LIBERTY]
[PHOTO OF BUILDING]
[PHOTO OF U.S. FLAG]


                         SEMIANNUAL REPORT JUNE 30, 2002

                EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 2002 INVESTMENT UPDATE

[PHOTO OF DUKE E. LAFLAMME]

Duke E. Laflamme, CFA
Portfolio Manager

    INVESTMENT ENVIRONMENT

- The U.S. economy maintained its course as it headed for a modest recovery. In the first quarter, real Gross Domestic Product in the U.S. grew at an annualized rate of 5.8%, as the economy snapped back from the weak conditions of late 2001. Second quarter growth, while slower, gave evidence that an economic recovery may be underway.

- The momentum of an economic recovery, however, has been impeded by corporate accounting scandals and a crisis of confidence in American business and financial institutions. Our forecast is for a gradual, but uneven, recovery.

- The Federal Reserve left rates unchanged in 2002, opting to leave its benchmark Federal Funds rate - a key short-term interest rate barometer
    - at 1.75%. In the first quarter of 2002, the markets anticipated a rate increase by May but now appear to expect little chance of a Fed move before 2003.

- The Treasury yield curve steepened dramatically in the second quarter of 2002, as interest rates fell along the curve. Decreased expectations of near-term Fed rate increases drove short rates down more than long rates, which fell less due to the markets' continued inflation concerns.

THE FUND

The Past Year

- Eaton Vance Institutional Short Term Treasury Fund had a total return of 0.64% for the six months ended June 30, 2002.(1)

- This return resulted from an increase in the Fund's net asset value to $73.18 per share on June 30, 2002, from $72.71 per share on December 31, 2001.

About the Fund

- Eaton Vance Institutional Short Term Treasury Fund invests only in Treasury obligations with a remaining maturity of up to five years and Treasury-collateralized repurchase agreements. During this period, the Fund continued to offer both very low credit risk compared to corporate bond funds and minimal interest rate sensitivity compared to longer-term fixed-income mutual funds.

                      6-Month Treasury Bill Rates in 2002*

[CHART]

6-MONTH TREASURY BILL YIELD

      1/1/2002      1.82
      1/2/2002      1.85
      1/3/2002      1.82
      1/4/2002      1.81
      1/7/2002      1.76
      1/8/2002      1.77
      1/9/2002      1.75
     1/10/2002      1.73
     1/11/2002      1.61
     1/14/2002      1.61
     1/15/2002      1.62
     1/16/2002      1.64
     1/17/2002      1.71
     1/18/2002      1.69
     1/21/2002      1.69
     1/22/2002      1.74
     1/23/2002      1.78
     1/24/2002      1.81
     1/25/2002      1.82
     1/28/2002      1.85
     1/29/2002      1.82
     1/30/2002      1.86
     1/31/2002      1.89
      2/1/2002      1.87
      2/4/2002      1.84
      2/5/2002      1.85
      2/6/2002      1.83
      2/7/2002      1.82
      2/8/2002      1.81
     2/11/2002      1.84
     2/12/2002      1.87
     2/13/2002      1.86
     2/14/2002      1.86
     2/15/2002      1.84
     2/18/2002      1.84
     2/19/2002      1.84
     2/20/2002      1.87
     2/21/2002      1.85
     2/22/2002      1.87
     2/25/2002      1.88
     2/26/2002      1.89
     2/27/2002      1.85
     2/28/2002      1.86
      3/1/2002      1.90
      3/4/2002      1.90
      3/5/2002      1.93
      3/6/2002      1.92
      3/7/2002      1.97
      3/8/2002      2.03
     3/11/2002      2.02
     3/12/2002      2.06
     3/13/2002      2.02
     3/14/2002      2.06
     3/15/2002      2.08
     3/18/2002      2.09
     3/19/2002      2.09
     3/20/2002      2.12
     3/21/2002      2.11
     3/22/2002      2.12
     3/25/2002      2.12
     3/26/2002      2.12
     3/27/2002      2.09
     3/28/2002      2.11
     3/29/2002      2.11
      4/1/2002      2.12
      4/2/2002      2.12
      4/3/2002      2.07
      4/4/2002      2.07
      4/5/2002      2.01
      4/8/2002      2.00
      4/9/2002      2.00
     4/10/2002      1.97
     4/11/2002      1.96
     4/12/2002      1.95
     4/15/2002      1.93
     4/16/2002      1.97
     4/17/2002      1.92
     4/18/2002      1.90
     4/19/2002      1.90
     4/22/2002      1.88
     4/23/2002      1.92
     4/24/2002      1.89
     4/25/2002      1.89
     4/26/2002      1.88
     4/29/2002      1.91
     4/30/2002      1.90
      5/1/2002      1.89
      5/2/2002      1.90
      5/3/2002      1.87
      5/6/2002      1.87
      5/7/2002      1.85
      5/8/2002      1.89
      5/9/2002      1.88
     5/10/2002      1.87
     5/13/2002      1.89
     5/14/2002      1.94
     5/15/2002      1.91
     5/16/2002      1.89
     5/17/2002      1.93
     5/20/2002      1.91
     5/21/2002      1.92
     5/22/2002      1.89
     5/23/2002      1.90
     5/24/2002      1.90
     5/27/2002      1.90
     5/28/2002      1.91
     5/29/2002      1.91
     5/30/2002      1.89
     5/31/2002      1.89
      6/3/2002      1.89
      6/4/2002      1.89
      6/5/2002      1.89
      6/6/2002      1.88
      6/7/2002      1.88
     6/10/2002      1.86
     6/11/2002      1.86
     6/12/2002      1.84
     6/13/2002      1.82
     6/14/2002      1.80
     6/17/2002      1.82
     6/18/2002      1.82
     6/19/2002      1.76
     6/20/2002      1.80
     6/21/2002      1.77
     6/24/2002      1.79
     6/25/2002      1.80
     6/26/2002      1.73
     6/27/2002      1.75
     6/28/2002      1.74

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT
DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.


FUND INFORMATION
AS OF JUNE 30, 2002(1)

PERFORMANCE(1)
SEC Average Annual Total Returns

One year                           2.25%
Life of Fund+                      4.10%

+Inception Date - 1/4/99

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. There is no sales charge.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

U.S. TREASURY OBLIGATIONS -- 28.4%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
US Treasury Bill, 0.00%, 7/5/02              $ 19,000      $ 18,994,680
US Treasury Bill, 0.00%, 7/11/02                2,000         1,998,940
US Treasury Bill, 0.00%, 7/18/02              130,000       129,886,900
US Treasury Bill, 0.00%, 9/19/02               13,000        12,950,990
US Treasury Bill, 0.00%, 10/10/02              17,000        16,919,930
US Treasury Bill, 0.00%, 11/7/02               25,000        24,848,500
-----------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $205,587,888)                         $205,599,940
-----------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 28.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Banc One Capital Markets Repurchase
Agreement, dated 6/28/02, due 7/01/02,
with a maturity value of $102,015,980
and an effective yield of
1.88%, collateralized by a U.S. Treasury
Obligation with a rate of 0.00%, with a
maturity date of 7/05/02 and with an
aggregate market value of $104,041,488.      $102,000      $102,000,000
State Street Bank & Trust Repurchase
Agreement, dated 6/28/02, due 7/01/02,
with a maturity value of $102,015,725
and an effective yield of
1.85%, collateralized by U.S. Treasury
Obligations with rates ranging from
3.50% to 5.25%, with maturity dates
ranging from 8/15/03 to 11/15/06 and
with an aggregate market value of
$104,050,375.                                 102,000       102,000,000
-----------------------------------------------------------------------
Total Repurchase Agreements
   (identified cost $204,000,000)                          $204,000,000
-----------------------------------------------------------------------
Total Investments -- 56.6%
   (identified cost $409,587,888)                          $409,599,940
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 43.4%                    $314,020,647
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $723,620,587
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $205,587,888)                          $205,599,940
Repurchase Agreements, at value
   (identified cost $204,000,000)          204,000,000
Cash                                           983,775
Receivable for Fund shares sold            313,000,000
Interest receivable                             31,892
Prepaid expenses                                 4,980
------------------------------------------------------
TOTAL ASSETS                              $723,620,587
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $720,705,543
Accumulated net realized loss (computed
   on the basis of identified cost)           (445,947)
Accumulated undistributed net investment
   income                                    3,348,939
Net unrealized appreciation (computed on
   the basis of identified cost)                12,052
------------------------------------------------------
TOTAL                                     $723,620,587
------------------------------------------------------
Net Asset Value, Offering Price and
Redemption Price Per Share
------------------------------------------------------
($723,620,587  DIVIDED BY 9,888,115
   SHARES OF BENEFICIAL
   INTEREST OUTSTANDING)                  $      73.18
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2002
Investment Income
----------------------------------------------------
Interest                                  $4,799,191
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $4,799,191
----------------------------------------------------

Expenses
----------------------------------------------------
Management fee                            $  866,130
Service fee                                  611,504
----------------------------------------------------
TOTAL EXPENSES                            $1,477,634
----------------------------------------------------
Deduct --
   Preliminary reduction of management
      fee                                 $   15,846
   Preliminary reduction of service fee       11,536
----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $   27,382
----------------------------------------------------

NET EXPENSES                              $1,450,252
----------------------------------------------------

NET INVESTMENT INCOME                     $3,348,939
----------------------------------------------------

Realized and Unrealized
Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (445,947)
----------------------------------------------------
NET REALIZED LOSS                         $ (445,947)
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $   10,541
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $   10,541
----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (435,406)
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $2,913,533
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2002     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2001
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      3,348,939  $      18,351,066
   Net realized gain (loss)                       (445,947)         4,844,517
   Net change in unrealized appreciation
      (depreciation)                                10,541              2,773
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $      2,913,533  $      23,198,356
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income             $             --  $         (14,683)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $             --  $         (14,683)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares           $  1,570,000,000  $   3,738,927,493
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared                            --             14,683
   Cost of shares redeemed                    (850,642,139)    (3,761,776,734)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $    719,357,861  $     (22,834,558)
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $    722,271,394  $         349,115
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $      1,349,193  $       1,000,078
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    723,620,587  $       1,349,193
-----------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $      3,348,939  $              --
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                  SIX MONTHS ENDED                YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       ------------------------------------------------
                                  (UNAUDITED)(1)        2001(1)        2000(2)          1999(1)(3)
------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 72.710          $70.760        $70.600           $70.000
------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------
Net investment income                 $  0.491          $ 2.195        $ 3.860           $ 3.015
Net realized and unrealized
   gain (loss)                          (0.021)           0.555          0.020             0.005
------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $  0.470          $ 2.750        $ 3.880           $ 3.020
------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------
From net investment income            $     --          $(0.800)       $(3.720)          $(2.420)
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $     --          $(0.800)       $(3.720)          $(2.420)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 73.180          $72.710        $70.760           $70.600
------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                           0.64%            3.89%          5.50%             4.32%
------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $723,621          $ 1,349        $ 1,000           $ 1,002
Ratios (As a percentage of
   average daily net assets):
   Net expenses                           0.59%(5)         0.60%          0.60%             0.60%(5)
   Net investment income                  1.36%(5)         3.02%          5.60%             4.23%(5)
Portfolio Turnover                           7%              13%            11%               11%
------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect a reduction of the management fee and/or service fee, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.60%(5)
   Net investment income                  1.35%(5)
Net investment income per
   share                              $  0.487
------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Net investment income per share was computed as its proportionate share of the net increase in net assets from operations per share.
 (3) For the period from the start of business, January 4, 1999, to December 31, 1999.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Institutional Short Term Treasury Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek current income and liquidity by investing exclusively in U.S. Treasury obligations (bills, notes and bonds) with a remaining maturity of up to five years and repurchase agreements collateralized exclusively by U.S. Treasury obligations. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

 D Distributions to Shareholders -- It is the present policy of the Fund to pay dividends and capital gains annually, normally in December. The Fund intends on its tax return to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and defer the recognition of taxable income by shareholders. However, since the amount of any undistributed income will be reflected in the value of the Fund's shares, the total return on a shareholder's investment will not be reduced as a result of the Fund's distribution policy.

   Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

 E Repurchase Agreements -- The Fund may enter into repurchase agreements collateralized exclusively by U.S. Treasury obligations with banks and broker-dealers determined to be creditworthy by the Investment Manager. Under a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

 F Other -- Investment transactions are accounted for on a trade date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 G Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2002     YEAR ENDED
                                              (UNAUDITED)       DECEMBER 31, 2001
    --------------------------------------------------------------------------------
    Sales                                           21,524,642            51,592,300
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            --                   202
    Redemptions                                    (11,655,083)          (51,588,080)
    --------------------------------------------------------------------------------
    NET INCREASE                                     9,869,559                 4,422
    --------------------------------------------------------------------------------

3 Purchases and Sales of Investments
-------------------------------------------
   Purchases and sales (including maturities) of U.S. Government Securities aggregated $1,504,319,197 and $1,301,390,962 respectively.

4 Management Fee and Other Transactions
  with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management services rendered to the Fund. The fee is at an annual rate of 0.35% of the average daily net assets of the Fund. Eaton Vance also provides administrative services and pays all ordinary operating expenses of the Fund (except service and management fees). For the six months ended June 30, 2002, the fee was equivalent to 0.35% of the Fund's average net assets and amounted to $866,130. To enhance the net investment income of the Fund, EVM made a preliminary reduction of its management fee in the amount of $15,846. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain officers and Trustees of the Fund are officers of the above organizations.

5 Service Plan
-------------------------------------------
   The Fund has adopted a service plan. Fund assets bear a service fee for personal and/or account services paid to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, in an amount not exceeding 0.25% of average daily net assets. EVD may pay up to the entire amount of the service fee to investment dealers and their employees, or to EVD employees for providing services to the Fund or its shareholders. Service fee payments from EVD to investment dealers and others will be made on new accounts only if EVD has previously authorized in writing such payments for identified accounts. For the six months ended June 30, 2002, the Fund paid or accrued service fees payable to EVD in the amount of $611,504, and EVD in turn paid a substantial portion of this amount to investment dealers. To enhance the net investment income of the Fund, EVD made a preliminary reduction of its service fee in the amount of $11,536.

6 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowing at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2002.

7 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $409,587,888
    ------------------------------------------------------
    Gross unrealized appreciation             $     32,209
    Gross unrealized depreciation                  (20,157)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $     12,052
    ------------------------------------------------------

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 2002

INVESTMENT MANAGEMENT

Officers

James B. Hawkes
President and Trustee

Duke Laflamme
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT MANAGER
EATON VANCE MANAGEMENT
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 CLARENDON STREET
BOSTON, MA 02116


TRANSFER AGENT
PFPC INC.
ATTN: EATON VANCE FUNDS
P.O. BOX 9653
PROVIDENCE, RI 02940-9653
(800) 262-1122



                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                  PRIVACY NOTICE



The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:


- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.


- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).


- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.


        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122







EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109







This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

163-8/02                                                                 I-TYSRC